Other current liabilities - Schedule of Composition of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Current Liabilities [Abstract]
Unpaid salary and salary related expenses	$ 13,739	$ 14,465
Accrued interest	1,927	428
Accrued vacation leave	8,321	6,631
Accrued royalties	13,999	15,858
Accrued profit sharing	10,764	12,604
Accrued other expenses	24,385	9,418
Total	$ 73,135	$ 59,404